Debt Redemptions (Details) (Senior Subordinated Convertible Notes 3.25% due 2024 [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
Apr. 02, 2011
Senior Subordinated Convertible Notes 3.25% due 2024 [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	$ 329.0
Extinguishment of Debt, Total Cash Outlay	$ 452.0